Segment Information - Group's operating segment results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Number of reportable segment | segment	4	4	2
Revenues:
Total revenues	¥ 1,523,410	$ 217,844	¥ 1,466,698	¥ 1,498,029
Cost of revenues
Total cost of revenues	(795,723)	(113,787)	(567,585)	(544,336)
Gross profit:
Gross profit	727,687	$ 104,057	899,113	953,693
Operating segments
Revenues:
Total revenues	1,541,175		1,468,124	1,499,339
Cost of revenues
Total cost of revenues	(797,309)		(568,710)	(545,010)
Gross profit:
Gross profit	743,866		899,414	954,329
Operating segments | Aesthetic treatment services group
Revenues:
Total revenues	674,903		169,263	12,959
Cost of revenues
Total cost of revenues	(518,749)		(131,580)	(9,596)
Gross profit:
Gross profit	156,154		37,683	3,363
Operating segments | Platform service group
Revenues:
Total revenues	499,685		736,607	889,908
Cost of revenues
Total cost of revenues	(62,970)		(106,958)	(174,421)
Gross profit:
Gross profit	436,715		629,649	715,487
Operating segments | Wuhan Miracle
Revenues:
Total revenues	200,356		269,551	268,756
Cost of revenues
Total cost of revenues	(110,814)		(144,722)	(140,635)
Gross profit:
Gross profit	89,542		124,829	128,121
Operating segments | Other services
Cost of revenues
Total cost of revenues	(104,776)		(185,450)	(220,358)
Gross profit:
Gross profit	61,455		107,253	107,358
Elimination
Revenues:
Total revenues	(17,765)		(1,426)	(1,310)
Cost of revenues
Total cost of revenues	1,586		1,125	674
Gross profit:
Gross profit	(16,179)		(301)	(636)
Elimination | Other services
Revenues:
Total revenues	¥ 166,231		¥ 292,703	¥ 327,716